Not FDIC Insured May Lose Value No Bank Guarantee

Schedules of Investments
(unaudited)
Franklin Floating Rate Income Fund 2
Franklin Floating Rate Master Series 11
Notes to Schedules of Investments 27

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited), April 30, 2023
Franklin Floating Rate Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 14.4%
Ground Transportation 0.2%
a,b,c
Onsite Rental Group Operations Pty. Ltd. ................... Australia 7,733,610 $ 774,027
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. .......................... United States 88,077 18,936
Machinery 0.5%
b
UTEX Industries, Inc. .................................. United States 32,616 2,125,487
Oil, Gas & Consumable Fuels 13.7%
c
Quarternorth Energy Holding, Inc. ......................... United States 401,118 56,022,747
Total Common Stocks (Cost $51,447,945) ......................................
58,941,197
Preferred Stocks 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. .......................... United States 208,597 4,172
b
Total Preferred Stocks (Cost $281,502) .........................................
4,172
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,b
UTEX Industries, Inc., 2/20/49 ............................ United States 2,796 9,426
Total Warrants (Cost $–) ......................................................
9,426
Principal
Amount
*
Senior Floating Rate Interests 79.5%
Aerospace & Defense 1.7%
d,e
Alloy FinCo Ltd. , Term Loan, B , 14% , PIK, ( 3-month USD LIBOR +
0.5% ), 3/06/25 ...................................... United Kingdom 7,805,135 6,789,492
Air Freight & Logistics 0.2%
e
Rand Parent LLC , First Lien, CME Term Loan, B , 9.127% , ( 3-month
SOFR + 4.25% ), 3/17/30 .............................. United States 775,480 729,195
e
Automobile Components 3.5%
Adient US LLC , CME Term Loan, B1 , 8.347% , ( 1-month SOFR +
3.25% ), 4/10/28 ..................................... United States 903,034 904,303
DexKo Global, Inc. , First Lien, Closing Date Term Loan , 8.909% ,
( 3-month USD LIBOR + 3.75% ), 10/04/28 ................. United States 1,696,060 1,617,838
First Brands Group LLC ,
First Lien, 2021 CME Term Loan, 10.252%, (6-month SOFR + 5%),
3/30/27 ........................................... United States 5,413,936 5,258,286
Second Lien, 2021 Term Loan, 13.602%, (3-month USD LIBOR +
8.5%), 3/30/28 ...................................... United States 2,000,000 1,775,840
Highline Aftermarket Acquisition LLC , First Lien, Initial Term Loan ,
9.525% , ( 1-month USD LIBOR + 4.5% ), 11/09/27 ............ United States 3,067,384 2,962,909
TI Group Automotive Systems LLC , Refinancing U.S. Term Loan ,
8.409% , ( 3-month USD LIBOR + 3.25% ), 12/16/26 ........... United States 1,911,919 1,908,334
14,427,510
a a a a a a
Automobiles 0.6%
e,f
American Trailer World Corp. , First Lien, Initial CME Term Loan ,
8.657% , ( 1-month SOFR + 3.75% ), 3/03/28 ................ United States 2,761,435 2,398,997
e
Beverages 0.9%
City Brewing Co. LLC , First Lien, Closing Date Term Loan , 8.76% ,
( 3-month USD LIBOR + 3.5% ), 4/05/28 ................... United States 3,606,194 1,498,843

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Beverages (continued)
Triton Water Holdings, Inc. , First Lien, Initial Term Loan , 8.659% ,
( 3-month USD LIBOR + 3.5% ), 3/31/28 ................... United States 2,058,115 $ 1,955,724
3,454,567
a a a a a a
Building Products 0.8%
e
Quikrete Holdings, Inc. , First Lien, Fourth Amendment Term Loan,
B1 , 8.025% , ( 1-month USD LIBOR + 3% ), 3/19/29 ........... United States 3,257,569 3,248,676
e
Capital Markets 1.6%
Citadel Securities LP ,
2021 CME Term Loan, 7.597%, (1-month SOFR + 2.5%), 2/02/28 United States 2,996,073 2,980,149
CME Term Loan, B1, 8.097%, (1-month SOFR + 3%), 2/02/28 .. United States 411,930 411,415
Edelman Financial Engines Center LLC (The) , First Lien, 2021 Initial
Term Loan , 8.775% , ( 1-month USD LIBOR + 3.75% ), 4/07/28 ... United States 486,189 471,209
Jane Street Group LLC , Dollar Term Loan , 7.775% , ( 1-month USD
LIBOR + 2.75% ), 1/26/28 .............................. United States 1,300,785 1,297,637
Osmosis Buyer Ltd. , 2022 Refinancing CME Term Loan, B , 8.584% ,
( 1-month SOFR + 3.75% ), 7/31/28 ....................... United Kingdom 1,513,256 1,475,811
6,636,221
a a a a a a
e
Chemicals 6.4%
Axalta Coating Systems Dutch Holding B BV , Dollar Facility CME
Term Loan, B4 , 7.898% , ( 3-month SOFR + 3% ), 12/20/29 ..... United States 900,000 903,798
CPC Acquisition Corp. , First Lien, Initial Term Loan , 8.91% , ( 3-month
SOFR + 3.75% ), 12/29/27 ............................. United States 817,384 627,342
Cyanco Intermediate 2 Corp. , First Lien, Initial Term Loan , 8.525% ,
( 1-month USD LIBOR + 3.5% ), 3/16/25 ................... United States 2,725,899 2,685,010
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 9.454%, (3-month SOFR +
4.5%), 3/15/29 ...................................... United States 3,205,775 2,883,194
Second Lien, Initial CME Term Loan, 12.502%, (1-month SOFR +
7.438%), 3/15/30 .................................... United States 1,325,581 1,102,440
INEOS Styrolution Group GmbH , 2026 Dollar Term Loan, B , 7.847% ,
( 1-month SOFR + 2.75% ), 1/29/26 ....................... United Kingdom 3,399,446 3,390,097
INEOS US Finance LLC , 2027-II Dollar CME Term Loan , 8.657% ,
( 1-month SOFR + 3.75% ), 11/08/27 ...................... Luxembourg 2,784,375 2,784,375
LSF11 A5 Holdco LLC ,
CME Term Loan, 8.597%, (1-month SOFR + 3.5%), 10/15/28 ... United States 357,638 347,177
Fourth Amendment Incremental CME Term Loan, B, 9.332%,
(1-month SOFR + 4.25%), 10/15/28 ...................... United States 1,238,095 1,222,099
Nouryon Finance BV , 2023 CME Term Loan , 8.99% , ( 3-month SOFR
+ 4% ), 4/03/28 ...................................... Netherlands 976,563 975,342
PMHC II, Inc. , Initial CME Term Loan, B , 9.304% , ( 3-month SOFR +
4.25% ), 4/23/29 ..................................... United States 4,977,225 4,377,569
SCIH Salt Holdings, Inc. , First Lien, Incremental Term Loan, B1 ,
9.025% , ( 1-month USD LIBOR + 4% ), 3/16/27 .............. United States 5,113,443 5,016,364
26,314,807
a a a a a a
e
Commercial Services & Supplies 5.7%
Allied Universal Holdco LLC , Initial U.S. Dollar CME Term Loan ,
8.832% , ( 1-month SOFR + 3.75% ), 5/12/28 ................ United States 3,263,010 3,152,442
Amentum Government Services Holdings LLC , First Lien, CME Term
Loan, 3 , 8.906% , ( 3-month SOFR + 4%; 3-month SOFR + 4% ),
2/15/29 ........................................... United States 685,818 660,099
APX Group, Inc. , Initial Term Loan , 8.25% , ( 3-month USD LIBOR +
2.25%; 3-month USD LIBOR + 3.25% ), 7/10/28 ............. United States 3,015,914 3,018,372
CCI Buyer, Inc. , First Lien, Initial CME Term Loan , 8.898% , ( 3-month
SOFR + 4% ), 12/17/27 ................................ United States 1,641,872 1,616,735

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Commercial Services & Supplies (continued)
Indicor LLC , First Lien, Initial Dollar CME Term Loan , 9.398% ,
( 3-month SOFR + 4.5% ), 11/22/29 ....................... United States 593,946 $ 591,164
Madison IAQ LLC , Term Loan , 8.302% , ( 3-month USD LIBOR +
3.25% ), 6/21/28 ..................................... United States 1,092,911 1,054,102
Pitney Bowes, Inc. , Refinancing CME Term Loan, B , 9.097% ,
( 1-month SOFR + 4% ), 3/17/28 ......................... United States 9,694,942 9,313,252
Prime Security Services Borrower LLC , First Lien, 2021 Refinancing
Term Loan, B1 , 7.608% , ( 1-month USD LIBOR + 2.75% ), 9/23/26 United States 2,834,304 2,832,972
Spin Holdco, Inc. , Initial Term Loan , 8.986% , ( 3-month USD LIBOR +
4% ), 3/04/28 ....................................... United States 1,055,385 873,906
23,113,044
a a a a a a
Communications Equipment 0.5%
e
CommScope, Inc. , Initial Term Loan , 8.275% , ( 1-month USD LIBOR
+ 3.25% ), 4/06/26 ................................... United States 2,374,160 2,205,595
Construction & Engineering 0.5%
e
USIC Holdings, Inc. , First Lien, Initial Term Loan , 8.34% , ( 1-month
USD LIBOR + 3.5% ), 5/12/28 ........................... United States 2,069,195 2,034,071
Consumer Staples Distribution & Retail 1.3%
e
GNC Holdings, Inc. , Second Lien, Term Loan , 11.01% , ( 1-month
USD LIBOR + 6% ), 10/07/26 ........................... United States 5,636,640 5,242,075
e
Containers & Packaging 2.8%
Charter Next Generation, Inc. , First Lien, 2021 Initial Term Loan ,
8.672% , ( 1-month SOFR + 3.75% ), 12/01/27 ............... United States 2,798,938 2,766,792
Kleopatra Finco SARL , USD CME Term Loan, B , 10.129% , ( 6-month
SOFR + 4.75% ), 2/12/26 .............................. Luxembourg 2,766,097 2,555,182
Mauser Packaging Solutions Holding Co. , Initial CME Term Loan ,
8.803% , ( 1-month SOFR + 4% ), 8/14/26 .................. United States 3,100,000 3,094,916
Pactiv Evergreen, Inc. , U.S. CME Term Loan, B3 , 8.347% , ( 1-month
SOFR + 3.25% ), 9/24/28 .............................. United States 2,962,406 2,937,048
11,353,938
a a a a a a
Diversified Consumer Services 0.1%
e
Sedgwick Claims Management Services, Inc. , 2023 CME Term Loan ,
8.732% , ( 1-month SOFR + 3.75% ), 2/24/28 ................ United States 578,704 573,238
e
Diversified Telecommunication Services 0.9%
Altice France SA , USD CME Term Loan, B14 , 10.486% , ( 3-month
SOFR + 5.5% ), 8/15/28 ............................... France 496,718 468,572
Global Tel*Link Corp. , First Lien, CME Term Loan , 9.332% , ( 1-month
SOFR + 4.25% ), 11/29/25 ............................. United States 3,689,838 3,245,618
3,714,190
a a a a a a
Electrical Equipment 0.3%
e
AZZ, Inc. , Initial CME Term Loan , 9.332% , ( 1-month SOFR + 4.25% ),
5/13/29 ........................................... United States 1,387,775 1,388,642
Entertainment 0.5%
e
Playtika Holding Corp. , Term Loan, B1 , 7.775% , ( 1-month USD
LIBOR + 2.75% ), 3/13/28 .............................. United States 1,828,321 1,818,037
e
Financial Services 1.0%
Mercury Borrower, Inc. , Second Lien, Initial Term Loan , 11.375% ,
( 1-month USD LIBOR + 6.5% ), 8/02/29 ................... United States 500,000 451,563
f
Red Planet Borrower LLC , Initial CME Term Loan , 8.832% , ( 1-month
SOFR + 3.75% ), 10/02/28 ............................. United States 1,640,784 1,119,835

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Financial Services (continued)
Verscend Holding Corp. , Term Loan, B1 , 9.025% , ( 1-month USD
LIBOR + 4% ), 8/27/25 ................................ United States 2,479,487 $ 2,480,268
4,051,666
a a a a a a
Food Products 0.6%
e
B&G Foods, Inc. , Tranche Term Loan, B4 , 7.525% , ( 1-month USD
LIBOR + 2.5% ), 10/10/26 .............................. United States 2,377,536 2,305,152
Ground Transportation 1.2%
e
Avis Budget Car Rental LLC ,
CME Term Loan, C, 8.582%, (1-month SOFR + 3.5%), 3/16/29 .. United States 2,378,481 2,383,678
New CME Term Loan, B, 6.847%, (1-month SOFR + 1.75%),
8/06/27 ........................................... United States 2,707,023 2,688,696
5,072,374
a a a a a a
e
Health Care Equipment & Supplies 0.6%
Medline Borrower LP , Initial Dollar Term Loan , 8.275% , ( 1-month
USD LIBOR + 3.25% ), 10/23/28 ......................... United States 1,755,854 1,706,717
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.) , Closing Date Term Loan , 10.332% , ( 1-month SOFR +
5.25% ), 12/15/27 .................................... United States 748,239 693,681
2,400,398
a a a a a a
e
Health Care Providers & Services 5.6%
ADMI Corp. , Amendment No. 4 Refinancing Term Loan , 8.4% ,
( 1-month USD LIBOR + 3.375% ), 12/23/27 ................ United States 3,184,512 3,010,367
Aveanna Healthcare LLC , First Lien, 2021 Extended Term Loan ,
8.703% , ( 3-month USD LIBOR + 3.75% ), 7/17/28 ............ United States 1,836,385 1,591,632
Charlotte Buyer, Inc. , First Lien, Initial CME Term Loan, B , 10.084% ,
( 1-month SOFR + 5.25% ), 2/11/28 ....................... United States 1,233,468 1,188,446
CNT Holdings I Corp. , First Lien, Initial CME Term Loan , 8.459% ,
( 3-month SOFR + 3.5% ), 11/08/27 ....................... United States 3,233,450 3,206,935
FINThrive Software Intermediate Holdings, Inc. , Second Lien, Initial
Term Loan , 11.775% , ( 1-month USD LIBOR + 6.75% ), 12/17/29 . United States 763,254 546,204
Global Medical Response, Inc. , 2018 New Term Loan , 9.203% ,
( 3-month USD LIBOR + 4.25% ), 3/14/25 .................. United States 1,183,318 735,580
Medical Solutions Holdings, Inc. , First Lien, Initial Term Loan , 8.24% ,
( 3-month SOFR + 3.25% ), 11/01/28 ...................... United States 1,275,777 1,231,444
MPH Acquisition Holdings LLC , Initial Term Loan , 9.203% , ( 3-month
USD LIBOR + 4.25% ), 9/01/28 .......................... United States 1,819,773 1,568,044
National Mentor Holdings, Inc. , Second Lien, Initial CME Term Loan ,
12.248% , ( 3-month SOFR + 7.25% ), 3/02/29 ............... United States 2,000,000 1,200,000
Pacific Dental Services LLC , Term Loan , 8.51% , ( 1-month USD
LIBOR + 3.5% ), 5/05/28 ............................... United States 1,452,176 1,449,148
Phoenix Newco, Inc. , First Lien, Initial Term Loan , 8.09% , ( 1-month
USD LIBOR + 3.25% ), 11/15/28 ......................... United States 830,466 817,440
Radiology Partners, Inc. , First Lien, CME Term Loan, B , 9.347% ,
( 1-month SOFR + 4.25% ), 7/09/25 ....................... United States 3,680,774 2,729,901
U.S. Anesthesia Partners, Inc. , First Lien, Initial Term Loan , 9.098% ,
( 1-month USD LIBOR + 4.25% ), 10/01/28 ................. United States 1,943,277 1,849,757
Waystar Technologies, Inc. , First Lien, Initial Term Loan , 9.025% ,
( 1-month USD LIBOR + 4% ), 10/22/26 .................... United States 1,702,966 1,701,638
22,826,536
a a a a a a
Health Care Technology 0.2%
e
athenahealth Group, Inc. , Initial CME Term Loan , 8.464% , ( 1-month
SOFR + 3.5% ), 2/15/29 ............................... United States 875,048 822,855

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Hotels, Restaurants & Leisure 3.1%
d
24 Hour Fitness Worldwide, Inc. , Tranche 1 Term Loan , 10.143% ,
PIK, ( 3-month USD LIBOR + 5% ), 12/29/25 ................ United States 4,328,011 $ 368,696
Bally's Corp. , Term Loan, B , 8.198% , ( 1-month USD LIBOR +
3.25% ), 10/02/28 .................................... United States 5,876,367 5,674,661
Hilton Grand Vacations Borrower LLC , Initial Term Loan , 8.025% ,
( 1-month USD LIBOR + 3% ), 8/02/28 ..................... United States 1,720,006 1,714,940
IRB Holding Corp. , 2022 Replacement CME Term Loan, B , 8.082% ,
( 1-month SOFR + 3% ), 12/15/27 ........................ United States 719,197 708,683
Raptor Acquisition Corp. , First Lien, Term Loan, B , 8.947% , ( 3-month
USD LIBOR + 4% ), 11/01/26 ........................... United States 1,771,106 1,760,409
Scientific Games Holdings LP , First Lien, Initial Dollar CME Term
Loan , 8.421% , ( 3-month SOFR + 3.5% ), 4/04/29 ............ United States 2,558,438 2,524,858
12,752,247
a a a a a a
e
Insurance 4.7%
Acrisure LLC ,
First Lien, 2020 Term Loan, 8.525%, (1-month USD LIBOR +
3.5%), 2/15/27 ...................................... United States 1,798,287 1,723,658
First Lien, 2021-1 Additional Term Loan, 8.775%, (1-month USD
LIBOR + 3.75%), 2/15/27 .............................. United States 1,668,081 1,602,401
First Lien, 2021-2 Additional Term Loan, 9.275%, (1-month USD
LIBOR + 4.25%), 2/15/27 .............................. United States 557,114 541,097
Alliant Holdings Intermediate LLC , New Term Loan, B4 , 8.51% ,
( 1-month USD LIBOR + 3.5% ), 11/05/27 .................. United States 1,386,666 1,376,731
AssuredPartners, Inc. ,
2020 CME Term Loan, 8.482%, (1-month SOFR + 3.5%), 2/12/27 United States 1,581,770 1,556,730
2020 February Refinancing Term Loan, 8.525%, (1-month USD
LIBOR + 3.5%), 2/12/27 ............................... United States 2,314,526 2,278,848
2021 Term Loan, 8.525%, (1-month USD LIBOR + 3.5%), 2/12/27 United States 695,053 685,496
2022-2 CME Term Loan, 9.232%, (1-month SOFR + 4.25%),
2/12/27 ........................................... United States 680,789 680,364
Asurion LLC ,
New CME Term Loan, B10, 8.907%, (3-month SOFR + 4%),
8/19/28 ........................................... United States 472,625 440,638
New CME Term Loan, B11, 9.332%, (1-month SOFR + 4.25%),
8/19/28 ........................................... United States 172,414 160,862
Second Lien, New Term Loan, B4, 10.275%, (1-month USD LIBOR
+ 5.25%), 1/20/29 ................................... United States 9,070,140 7,557,513
HUB International Ltd. , 2022 Incremental CME Term Loan , 8.728% ,
( 3-month SOFR + 4% ), 11/10/29 ........................ United States 644,935 644,461
19,248,799
a a a a a a
e
IT Services 4.5%
Aventiv Technologies LLC ,
First Lien, Initial Term Loan, 9.659%, (3-month USD LIBOR +
4.5%), 11/01/24 ..................................... United States 5,426,420 3,910,116
Second Lien, Initial Term Loan, 13.275%, (1-month USD LIBOR +
8.25%), 11/01/25 .................................... United States 11,037,961 6,098,473
Gainwell Acquisition Corp. , First Lien, Term Loan, B , 8.998% ,
( 3-month SOFR + 4% ), 10/01/27 ........................ United States 2,941,191 2,841,940
Go Daddy Operating Co. LLC (GD Finance Co., Inc.) , Amendment
No. 6 CME Term Loan , 8.232% , ( 1-month SOFR + 3.25% ),
11/09/29 .......................................... United States 395,833 396,734
Peraton Corp. , First Lien, Term Loan, B , 8.832% , ( 1-month SOFR +
3.75% ), 2/01/28 ..................................... United States 3,440,006 3,376,573

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
IT Services (continued)
Thrasio LLC , Initial Term Loan , 12.159% , ( 3-month USD LIBOR +
7% ), 12/18/26 ...................................... United States 2,210,427 $ 1,950,702
18,574,538
a a a a a a
Leisure Products 0.0%
†
e
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.) , First
Lien, Initial Term Loan , 8.07% , ( 1-month SOFR + 3.5% ), 12/16/24 United States 188,788 179,034
e
Machinery 1.2%
Tiger Acquisition LLC , First Lien, Initial CME Term Loan , 8.332% ,
( 1-month SOFR + 3.25% ), 6/01/28 ....................... United States 2,505,996 2,438,485
TK Elevator Midco GmbH , USD Term Loan, B1 , 8.602% , ( 6-month
USD LIBOR + 3.5% ), 7/30/27 ........................... Germany 2,495,699 2,440,069
4,878,554
a a a a a a
e
Media 5.0%
Cengage Learning, Inc. , First Lien, Term Loan, B , 9.88% , ( 3-month
USD LIBOR + 4.75% ), 7/14/26 .......................... United States 2,242,431 2,193,221
CSC Holdings LLC , 2022 Refinancing CME Term Loan , 9.39% ,
( 1-month SOFR + 4.5% ), 1/18/28 ........................ United States 5,053,552 4,659,804
Gray Television, Inc. , Term Loan, D , 7.918% , ( 1-month SOFR + 3% ),
12/01/28 .......................................... United States 3,940,125 3,862,544
McGraw-Hill Education, Inc. , Initial Term Loan , 9.823% , ( 3-month
USD LIBOR + 4.75%; 6-month USD LIBOR + 4.75% ), 7/28/28 .. United States 2,593,893 2,506,077
Radiate Holdco LLC , Amendment No. 6 Term Loan , 8.275% ,
( 1-month USD LIBOR + 3.25% ), 9/25/26 .................. United States 797,163 662,147
Univision Communications, Inc. ,
First Lien, 2021 Replacement Converted Term Loan, 8.275%,
(1-month USD LIBOR + 3.25%), 3/15/26 .................. United States 1,272,570 1,266,208
First Lien, Initial Term Loan, B, 8.275%, (1-month USD LIBOR +
3.25%), 1/31/29 ..................................... United States 1,980,000 1,952,161
Virgin Media Bristol LLC , Term Loan, Q , 8.198% , ( 1-month USD
LIBOR + 3.25% ), 1/31/29 .............................. United States 3,556,664 3,526,539
20,628,701
a a a a a a
e
Passenger Airlines 3.6%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial Term
Loan , 10% , ( 3-month USD LIBOR + 4.75% ), 4/20/28 ......... United States 1,931,462 1,947,281
Air Canada , Term Loan , 8.369% , ( 3-month USD LIBOR + 3.5% ),
8/11/28 ........................................... Canada 2,721,297 2,720,031
Kestrel Bidco, Inc. , Term Loan , 8.064% , ( 1-month SOFR + 3% ),
12/11/26 .......................................... Canada 4,045,326 3,839,136
United AirLines, Inc. , Term Loan, B , 8.77% , ( 1-month USD LIBOR +
3.75% ), 4/21/28 ..................................... United States 6,081,676 6,072,159
14,578,607
a a a a a a
e
Personal Care Products 0.9%
Conair Holdings LLC , First Lien, Initial Term Loan , 8.909% , ( 3-month
USD LIBOR + 3.75% ), 5/17/28 .......................... United States 1,296,709 1,216,209
Sunshine Luxembourg VII SARL , Term Loan, B3 , 8.909% , ( 3-month
USD LIBOR + 3.75% ), 10/01/26 ......................... Luxembourg 2,488,800 2,464,858
3,681,067
a a a a a a
e
Pharmaceuticals 3.8%
Bausch Health Cos., Inc. , Second Amendment CME Term Loan ,
10.24% , ( 1-month SOFR + 5.25% ), 2/01/27 ................ United States 3,505,607 2,840,734
Grifols Worldwide Operations Ltd. , Dollar Tranche Term Loan, B ,
7.025% , ( 1-month USD LIBOR + 2% ), 11/15/27 ............. Spain 3,400,000 3,315,000

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Pharmaceuticals (continued)
Jazz Pharmaceuticals plc , Initial Dollar Term Loan , 8.525% , ( 1-month
USD LIBOR + 3.5% ), 5/05/28 ........................... United States 5,748,054 $ 5,747,019
Organon & Co. , Dollar Term Loan , 8% , ( 3-month USD LIBOR + 3% ),
6/02/28 ........................................... United States 3,533,958 3,533,234
15,435,987
a a a a a a
Professional Services 0.3%
e
CCRR Parent, Inc. , First Lien, Initial Term Loan , 8.78% , ( 1-month
USD LIBOR + 3.75% ), 3/06/28 .......................... United States 1,399,976 1,354,476
Semiconductors & Semiconductor Equipment 0.6%
e
MKS Instruments, Inc. , Initial Dollar CME Term Loan, B , 7.814% ,
( 1-month SOFR + 2.75% ), 8/17/29 ....................... United States 2,636,750 2,631,094
e
Software 7.4%
Atlas Purchaser, Inc. , First Lien, Initial Term Loan , 10.385% ,
( 3-month USD LIBOR + 5.25% ), 5/08/28 .................. United States 2,918,479 2,062,387
Cloudera, Inc. ,
First Lien, Initial CME Term Loan, 8.832%, (1-month SOFR +
3.75%), 10/08/28 .................................... United States 2,747,708 2,660,124
Second Lien, Initial CME Term Loan, 11.082%, (1-month SOFR +
6%), 10/08/29 ...................................... United States 672,004 599,203
DCert Buyer, Inc. ,
First Lien, Initial CME Term Loan, 8.696%, (6-month SOFR + 4%),
10/16/26 .......................................... United States 707,105 701,767
Second Lien, First Amendment Refinancing Term Loan, 11.696%,
(3-month USD LIBOR + 7%), 2/19/29 ..................... United States 1,180,457 1,095,978
ECI Macola/MAX Holding LLC , First Lien, Initial Term Loan , 8.909% ,
( 3-month USD LIBOR + 3.75% ), 11/09/27 .................. United States 1,061,222 1,050,058
Epicor Software Corp. , Term Loan, C , 8.275% , ( 1-month USD LIBOR
+ 3.25% ), 7/30/27 ................................... United States 1,765,831 1,746,389
Genesys Cloud Services Holdings I LLC , 2020 Initial Dollar Term
Loan , 9.025% , ( 1-month USD LIBOR + 4% ), 12/01/27 ........ United States 1,875,028 1,860,581
GoTo Group, Inc. , First Lien, Initial Term Loan , 9.59% , ( 1-month USD
LIBOR + 4.75% ), 8/31/27 .............................. United States 4,611,715 2,853,499
Hyland Software, Inc. ,
First Lien, 2018 Refinancing Term Loan, 8.525%, (1-month USD
LIBOR + 3.5%), 7/01/24 ............................... United States 1,547,665 1,539,764
Second Lien, 2021 Refinancing Term Loan, 11.275%, (1-month
USD LIBOR + 6.25%), 7/07/25 .......................... United States 83,333 80,282
Idera, Inc. , First Lien, CME Term Loan, B1 , 8.653% , ( 1-month SOFR
+ 3.75% ), 3/02/28 ................................... United States 3,835,678 3,712,936
Ivanti Software, Inc. ,
First Lien, 2021 Specified Refinancing Term Loan, 9.212%,
(3-month USD LIBOR + 4.25%), 12/01/27 ................. United States 2,158,435 1,745,052
First Lien, First Amendment Term Loan, 8.984%, (3-month USD
LIBOR + 4%), 12/01/27 ............................... United States 246,599 197,703
McAfee Corp. , CME Term Loan, B1 , 8.653% , ( 1-month SOFR +
3.75% ), 3/01/29 ..................................... United States 2,360,530 2,231,551
Mitchell International, Inc. , Second Lien, Initial Term Loan , 11.525% ,
( 1-month USD LIBOR + 6.5% ), 10/15/29 .................. United States 428,571 367,033
Polaris Newco LLC , First Lien, Dollar Term Loan , 9.159% , ( 3-month
USD LIBOR + 4% ), 6/02/28 ............................ United States 1,287,455 1,196,619
Quest Software US Holdings, Inc. , First Lien, Initial CME Term Loan ,
9.076% , ( 3-month SOFR + 4.25% ), 2/01/29 ................ United States 1,725,734 1,485,115
Rocket Software, Inc. , First Lien, Initial Term Loan , 9.275% , ( 1-month
USD LIBOR + 4.25% ), 11/28/25 ......................... United States 2,312,645 2,294,977

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
e
Software (continued)
UKG, Inc. , Second Lien, 2021 Incremental CME Term Loan ,
10.271% , ( 3-month SOFR + 5.25% ), 5/03/27 ............... United States 723,473 $ 698,755
30,179,773
a a a a a a
e
Specialty Retail 4.6%
Evergreen AcqCo 1 LP , Initial CME Term Loan , 10.66% , ( 3-month
SOFR + 5.5% ), 4/26/28 ............................... United States 3,279,129 3,234,041
Great Outdoors Group LLC , Term Loan, B2 , 8.775% , ( 1-month USD
LIBOR + 3.75% ), 3/06/28 .............................. United States 1,782,569 1,771,437
Michaels Cos., Inc. (The) , Term Loan, B , 9.409% , ( 3-month USD
LIBOR + 4.25% ), 4/15/28 .............................. United States 2,162,916 1,988,423
Park River Holdings, Inc. , First Lien, Initial Term Loan , 8.522% ,
( 3-month USD LIBOR + 3.25% ), 12/28/27 ................. United States 2,354,436 2,206,860
RealTruck Group, Inc. , Initial Term Loan , 8.775% , ( 1-month USD
LIBOR + 3.75% ), 1/31/28 .............................. United States 4,337,727 3,950,606
Restoration Hardware, Inc. , 2022 Incremental CME Term Loan ,
8.332% , ( 1-month SOFR + 3.25% ), 10/20/28 ............... United States 2,686,500 2,507,176
Staples, Inc. , 2019 Refinancing New Term Loan, B1 , 9.814% ,
( 3-month USD LIBOR + 5% ), 4/16/26 ..................... United States 1,072,320 971,222
White Cap Supply Holdings LLC , Initial Closing Date CME Term
Loan , 8.732% , ( 1-month SOFR + 3.75% ), 10/19/27 .......... United States 2,021,066 2,007,172
18,636,937
a a a a a a
Technology Hardware, Storage & Peripherals 0.8%
e
Magenta Buyer LLC , First Lien, Initial Term Loan , 9.58% , ( 3-month
USD LIBOR + 4.75% ), 7/27/28 .......................... United States 3,956,274 3,347,997
e
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc. , Initial CME Term Loan, B , 8.557% , ( 1-month
SOFR + 3.75% ), 3/08/30 .............................. United States 1,500,000 1,495,785
Tory Burch LLC , Initial Term Loan, B , 8.525% , ( 1-month USD LIBOR
+ 3.5% ), 4/16/28 .................................... United States 1,587,949 1,478,452
2,974,237
a a a a a a
e
Transportation Infrastructure 0.8%
First Student Bidco, Inc. ,
Initial Term Loan, B, 8.143%, (3-month USD LIBOR + 3%), 7/21/28 United States 1,507,875 1,440,118
Initial Term Loan, C, 8.143%, (3-month USD LIBOR + 3%), 7/21/28 United States 563,658 538,331
LaserShip, Inc. , First Lien, Initial Term Loan , 9.659% , ( 3-month USD
LIBOR + 4.5% ), 5/07/28 ............................... United States 1,333,066 1,153,935
3,132,384
a a a a a a
Total Senior Floating Rate Interests (Cost $349,931,006) .........................
325,135,708
Total Long Term Investments (Cost $401,660,453) ...............................
384,090,503
a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 32 .
Short Term Investments 4.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 4.4%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 18,042,332 $ 18,042,332
Total Money Market Funds (Cost $18,042,332) ..................................
18,042,332
Total Short Term Investments (Cost $18,042,332 ) ................................
18,042,332
a
Total Investments (Cost $419,702,785) 98.3% ...................................
$402,132,835
Other Assets, less Liabilities 1.7% .............................................
7,123,521
Net Assets 100.0% ...........................................................
$409,256,356
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding holdings of 5% voting securities.
d
Income may be received in additional securities and/or cash.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
A portion or all of the security purchased on a delayed delivery basis.
g
See Note 5 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited), April 30, 2023
Franklin Floating Rate Master Series
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares a Value
% of Net
Assets
a
Common Stocks
Industrial Machinery & Supplies & Components
a
UTEX Industries, Inc. .......................... United States 120,386 $ 7,845,194 1.88
a
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 104,009 22,362 0.01
a
Oil & Gas Exploration & Production
b
Quarternorth Energy Holding, Inc. ................. United States 111,779 15,611,782 3.74
Passenger Ground Transportation
a,b,c
Onsite Rental Group Operations Pty. Ltd. ........... Australia 5,879,078 588,414 0.14
a
Total Common Stocks (Cost $25,422,296) ...............................
24,067,752 5.77
Management Investment Companies
Asset Management & Custody Banks
d
Franklin Senior Loan ETF ....................... United States 345,051 8,174,258 1.96
Invesco Senior Loan ETF ....................... United States 117,471 2,452,795 0.59
10,627,053 2.55
Total Management Investment Companies (Cost $11,310,275) .............
10,627,053 2.55
Preferred Stocks
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 246,320 4,926 0.00
†
a
Total Preferred Stocks (Cost $332,425) ..................................
4,926 0.00
†
Warrants
a a a a a
Warrants
Industrial Machinery & Supplies & Components
a,c
UTEX Industries, Inc. , 2/20/49 .................... United States 321 1,082 0.00
†
Total Warrants (Cost $–) ...............................................
1,082 0.00
†
Principal
Amount
*
a
Corporate Bonds
Broadcasting
e
Univision Communications, Inc., Senior Secured Note,
144A, 5.125%, 2/15/25 ........................ United States 400,000 394,384 0.10
Cable & Satellite
e
Directv Financing LLC / Directv Financing Co-Obligor,
Inc., Senior Secured Note, 144A, 5.875%, 8/15/27 ... United States 2,100,000 1,845,206 0.44
e
Radiate Holdco LLC / Radiate Finance, Inc., Senior
Secured Note, 144A, 4.5%, 9/15/26 .............. United States 600,000 467,579 0.11
2,312,785 0.55
Cargo Ground Transportation
e
First Student Bidco, Inc. / First Transit Parent, Inc., Senior
Secured Note, 144A, 4%, 7/31/29 ............... United States 500,000 433,889 0.10
Casinos & Gaming
e
International Game Technology plc, Senior Secured Note,
144A, 5.25%, 1/15/29 ......................... United States 900,000 864,031 0.21
Communications Equipment
e
CommScope, Inc., Senior Secured Note, 144A, 4.75%,
9/01/29 ................................... United States 692,300 559,687 0.13

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Construction Materials
e
Cemex SAB de CV, Senior Bond, 144A, 5.2%, 9/17/30 . Mexico 750,000 $ 698,724 0.17
Diversified Chemicals
e
SCIH Salt Holdings, Inc., Senior Secured Note, 144A,
4.875%, 5/01/28 ............................. United States 1,100,000 991,458 0.24
Environmental & Facilities Services
e
GFL Environmental, Inc., Senior Secured Note, 144A,
3.5%, 9/01/28 .............................. Canada 900,000 819,055 0.20
Health Care Services
e
MPH Acquisition Holdings LLC, Senior Secured Note,
144A, 5.5%, 9/01/28 ......................... United States 453,000 346,749 0.08
Independent Power Producers & Energy Traders
e
Calpine Corp., Senior Secured Note, 144A, 4.5%, 2/15/28 United States 1,800,000 1,679,225 0.40
Integrated Telecommunication Services
e
Altice France SA ,
Senior Secured Note, 144A, 5.125%, 7/15/29 ....... France 800,000 592,201 0.14
Senior Secured Note, 144A, 5.5%, 10/15/29 ........ France 1,270,000 951,840 0.23
1,544,041 0.37
Investment Banking & Brokerage
e
Jane Street Group / JSG Finance, Inc., Senior Secured
Note, 144A, 4.5%, 11/15/29 .................... United States 800,000 716,771 0.17
Metal, Glass & Plastic Containers
e
Ardagh Packaging Finance plc / Ardagh Holdings USA,
Inc., Senior Secured Note, 144A, 4.125%, 8/15/26 ... United States 900,000 849,217 0.21
Movies & Entertainment
e
Banijay Entertainment SASU, Senior Secured Note,
144A, 5.375%, 3/01/25 ........................ France 500,000 488,120 0.12
Multi-line Insurance
e
Acrisure LLC / Acrisure Finance, Inc., Senior Secured
Note, 144A, 4.25%, 2/15/29 .................... United States 529,400 443,624 0.11
Office Services & Supplies
Pitney Bowes, Inc., Senior Bond, 4.625%, 3/15/24 ..... United States 314,000 309,772 0.07
Oil & Gas Equipment & Services
e
Weatherford International Ltd., Senior Secured Note,
144A, 6.5%, 9/15/28 ......................... United States 241,100 241,357 0.06
Oil & Gas Storage & Transportation
Cheniere Energy, Inc., Senior Note, 4.625%, 10/15/28 .. United States 450,000 429,345 0.10
Other Specialty Retail
e
99 Escrow Issuer, Inc., Senior Secured Note, 144A, 7.5%,
1/15/26 ................................... United States 580,645 227,558 0.06
Paper & Plastic Packaging Products & Materials
e
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen
Group Issuer, Inc., Senior Secured Note, 144A,
4.375%, 10/15/28 ............................ United States 375,000 330,583 0.08
e
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen
Group Issuer LLC, Senior Secured Note, 144A, 4%,
10/15/27 .................................. United States 800,000 721,004 0.17
1,051,587 0.25

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Passenger Airlines
e
American Airlines Inc/AAdvantage Loyalty IP Ltd., Senior
Secured Note, 144A, 5.5%, 4/20/26 .............. United States 1,700,000 $ 1,671,345 0.40
e
Delta Air Lines, Inc. / SkyMiles IP Ltd., Senior Secured
Note, 144A, 4.5%, 10/20/25 .................... United States 1,042,000 1,022,243 0.24
e
United Airlines, Inc., Senior Secured Note, 144A, 4.375%,
4/15/26 ................................... United States 1,165,000 1,114,001 0.27
3,807,589 0.91
Specialized Consumer Services
e
WW International, Inc., Senior Secured Note, 144A,
4.5%, 4/15/29 .............................. United States 1,200,000 766,920 0.18
Specialty Chemicals
e
ASP Unifrax Holdings, Inc., Senior Secured Note, 144A,
5.25%, 9/30/28 ............................. United States 645,200 532,290 0.13
Wireless Telecommunication Services
e
Vmed O2 UK Financing I plc, Senior Secured Bond,
144A, 4.25%, 1/31/31 ......................... United Kingdom 360,000 298,814 0.07
Total Corporate Bonds (Cost $23,041,660) ...............................
20,806,992 4.99
Senior Floating Rate Interests
f
Advertising
Clear Channel Outdoor Holdings, Inc. , Term Loan, B ,
8.75% , ( 1-month SOFR + 3.5%; 3-month SOFR +
3.5% ), 8/21/26 .............................. United States 2,061,751 1,945,994 0.47
MH Sub I LLC (Micro Holding Corp.) ,
First Lien, 2020 June New Term Loan, 8.775%,
(1-month USD LIBOR + 3.75%), 9/13/24 .......... United States 606,941 604,969 0.14
First Lien, Amendment No. 2 Initial Term Loan, 8.775%,
(1-month USD LIBOR + 3.75%), 9/13/24 .......... United States 1,200,168 1,196,915 0.29
3,747,878 0.90
a a a a a a
Aerospace & Defense
f,g
Alloy FinCo Ltd. , Term Loan, B , 14% , PIK, ( 3-month USD
LIBOR + 0.5% ), 3/06/25 ....................... United Kingdom 4,767,588 4,147,205 1.00
f
Air Freight & Logistics
Kenan Advantage Group, Inc. (The) , U.S. Term Loan, B1 ,
8.775% , ( 1-month USD LIBOR + 3.75% ), 3/24/26 .... United States 2,036,088 2,032,270 0.49
Rand Parent LLC , First Lien, CME Term Loan, B , 9.127% ,
( 3-month SOFR + 4.25% ), 3/17/30 ............... United States 2,285,672 2,149,252 0.51
4,181,522 1.00
a a a a a a
f
Airport Services
First Student Bidco, Inc. ,
Initial Term Loan, B, 8.143%, (3-month USD LIBOR +
3%), 7/21/28 ............................... United States 1,780,939 1,700,913 0.41
Initial Term Loan, C, 8.143%, (3-month USD LIBOR +
3%), 7/21/28 ............................... United States 665,733 635,818 0.15
LaserShip, Inc. , First Lien, Initial Term Loan , 9.659% ,
( 3-month USD LIBOR + 4.5% ), 5/07/28 ........... United States 2,730,762 2,363,816 0.57
4,700,547 1.13
a a a a a a
Alternative Carriers
f
Zayo Group Holdings, Inc. , Initial Dollar Term Loan ,
8.025% , ( 1-month USD LIBOR + 3% ), 3/09/27 ...... United States 623,553 508,884 0.12

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Apparel, Accessories & Luxury Goods
Champ Acquisition Corp. , First Lien, Initial Term Loan ,
10.71% , ( 3-month USD LIBOR + 5.5% ), 12/19/25 .... United States 1,545,886 $ 1,548,978 0.37
Tory Burch LLC , Initial Term Loan, B , 8.525% , ( 1-month
USD LIBOR + 3.5% ), 4/16/28 ................... United States 578,451 538,564 0.13
2,087,542 0.50
a a a a a a
f
Application Software
Central Parent, Inc. , Initial CME Term Loan, B , 9.148% ,
( 3-month SOFR + 4.25% ), 7/06/29 ............... United States 615,600 615,763 0.15
Cloudera, Inc. ,
First Lien, Initial CME Term Loan, 8.832%, (1-month
SOFR + 3.75%), 10/08/28 ..................... United States 2,221,200 2,150,399 0.51
Second Lien, Initial CME Term Loan, 11.082%,
(1-month SOFR + 6%), 10/08/29 ................ United States 918,595 819,079 0.20
Cornerstone OnDemand, Inc. , First Lien, Initial Term
Loan , 8.775% , ( 1-month USD LIBOR + 3.75% ),
10/16/28 .................................. United States 890,197 798,578 0.19
ECI Macola/MAX Holding LLC , First Lien, Initial Term
Loan , 8.909% , ( 3-month USD LIBOR + 3.75% ),
11/09/27 .................................. United States 1,426,578 1,411,571 0.34
Epicor Software Corp. , Term Loan, C , 8.275% , ( 1-month
USD LIBOR + 3.25% ), 7/30/27 .................. United States 2,931,988 2,899,706 0.70
Genesys Cloud Services Holdings I LLC , 2020 Initial
Dollar Term Loan , 9.025% , ( 1-month USD LIBOR +
4% ), 12/01/27 .............................. United States 4,098,562 4,066,983 0.98
GoTo Group, Inc. , First Lien, Initial Term Loan , 9.59% ,
( 1-month USD LIBOR + 4.75% ), 8/31/27 .......... United States 2,162,091 1,337,794 0.32
IGT Holding IV AB , CME Term Loan, B2 , 8.462% ,
( 1-month SOFR + 3.4% ), 3/31/28 ................ Sweden 505,467 505,151 0.12
Mitchell International, Inc. ,
First Lien, Initial Term Loan, 8.76%, (1-month USD
LIBOR + 3.75%), 10/15/28 ..................... United States 2,171,754 2,092,159 0.50
Second Lien, Initial Term Loan, 11.525%, (1-month
USD LIBOR + 6.5%), 10/15/29 .................. United States 142,857 122,345 0.03
Polaris Newco LLC , First Lien, Dollar Term Loan , 9.159% ,
( 3-month USD LIBOR + 4% ), 6/02/28 ............. United States 1,885,927 1,752,865 0.42
UKG, Inc. ,
First Lien, 2021-2 Incremental CME Term Loan,
8.271%, (3-month SOFR + 3.25%), 5/04/26 ........ United States 1,418,876 1,383,887 0.33
First Lien, Initial CME Term Loan, 8.895%, (3-month
SOFR + 3.75%), 5/04/26 ...................... United States 1,617,614 1,593,900 0.38
21,550,180 5.17
a a a a a a
f
Asset Management & Custody Banks
Edelman Financial Engines Center LLC (The) , First Lien,
2021 Initial Term Loan , 8.775% , ( 1-month USD LIBOR
+ 3.75% ), 4/07/28 ........................... United States 1,542,652 1,495,123 0.36
Russell Investments US Institutional Holdco, Inc. , 2025
CME Term Loan , 8.407% , ( 1-month SOFR + 3.5% ),
5/30/25 ................................... United States 336,490 328,236 0.08
1,823,359 0.44
a a a a a a
Automobile Manufacturers
f
American Trailer World Corp. , First Lien, Initial CME Term
Loan , 8.657% , ( 1-month SOFR + 3.75% ), 3/03/28 ... United States 3,170,567 2,754,430 0.66

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
Automotive Parts & Equipment
f
Adient US LLC , CME Term Loan, B1 , 8.347% , ( 1-month
SOFR + 3.25% ), 4/10/28 ...................... United States 1,497,760 $ 1,499,864 0.36
Clarios Global LP ,
f
First Lien, Amendment No. 1 Dollar Term Loan, 8.275%,
(1-month USD LIBOR + 3.25%), 4/30/26 .......... United States 1,100,349 1,099,546 0.26
h,i
Incremental CME Term Loan, TBD, 4/20/30 ........ United States 587,084 586,837 0.14
f
DexKo Global, Inc. , First Lien, Closing Date Term Loan ,
8.909% , ( 3-month USD LIBOR + 3.75% ), 10/04/28 ... United States 1,342,821 1,280,890 0.31
f
First Brands Group LLC ,
2022-II Incremental CME Term Loan, 10.253%,
(6-month SOFR + 5%; 6-month SOFR + 5%), 3/30/27 United States 1,274,000 1,226,225 0.29
First Lien, 2021 CME Term Loan, 10.252%, (6-month
SOFR + 5%), 3/30/27 ......................... United States 2,789,372 2,709,178 0.65
Second Lien, 2021 Term Loan, 13.602%, (3-month
USD LIBOR + 8.5%), 3/30/28 ................... United States 1,871,447 1,661,695 0.40
f
Highline Aftermarket Acquisition LLC , First Lien, Initial
Term Loan , 9.525% , ( 1-month USD LIBOR + 4.5% ),
11/09/27 .................................. United States 231,050 223,181 0.05
f
TI Group Automotive Systems LLC , Refinancing U.S.
Term Loan , 8.409% , ( 3-month USD LIBOR + 3.25% ),
12/16/26 .................................. United States 1,576,127 1,573,171 0.38
11,860,587 2.84
a a a a a a
Automotive Retail
f
RealTruck Group, Inc. , Initial Term Loan , 8.775% ,
( 1-month USD LIBOR + 3.75% ), 1/31/28 .......... United States 2,882,916 2,625,630 0.63
Brewers
f
City Brewing Co. LLC , First Lien, Closing Date Term
Loan , 8.76% , ( 3-month USD LIBOR + 3.5% ), 4/05/28 . United States 1,326,065 551,152 0.13
f
Broadcasting
Gray Television, Inc. , Term Loan, D , 7.918% , ( 1-month
SOFR + 3% ), 12/01/28 ........................ United States 1,665,267 1,632,478 0.39
iHeartCommunications, Inc. , New Term Loan , 8.025% ,
( 1-month USD LIBOR + 3% ), 5/01/26 ............. United States 833,333 722,246 0.17
Nexstar Media, Inc. , Term Loan, B4 , 7.525% , ( 1-month
USD LIBOR + 2.5% ), 9/18/26 ................... United States 485,655 485,303 0.12
Univision Communications, Inc. , First Lien, Initial Term
Loan, B , 8.275% , ( 1-month USD LIBOR + 3.25% ),
1/31/29 ................................... United States 886,246 873,785 0.21
3,713,812 0.89
a a a a a a
Building Products
f
Cornerstone Building Brands, Inc. , CME Term Loan, B ,
8.24% , ( 1-month SOFR + 3.25% ), 4/12/28 ......... United States 938,294 853,613 0.21
f
Cable & Satellite
i
CSC Holdings LLC , March 2017 Refinancing Term Loan ,
7.198% , ( 1-month USD LIBOR + 2.25% ), 7/17/25 .... United States 2,915,781 2,790,037 0.67
Radiate Holdco LLC , Amendment No. 6 Term Loan ,
8.275% , ( 1-month USD LIBOR + 3.25% ), 9/25/26 .... United States 2,832,088 2,352,417 0.56
Virgin Media Bristol LLC , Term Loan, Q , 8.198% ,
( 1-month USD LIBOR + 3.25% ), 1/31/29 .......... United States 1,788,848 1,773,697 0.42
6,916,151 1.65
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
Cargo Ground Transportation
f
PECF USS Intermediate Holding III Corp. , Initial Term
Loan , 9.522% , ( 1-month USD LIBOR + 4.25%; 6-month
USD LIBOR + 4.25% ), 12/15/28 ................. United States 2,115,039 $ 1,752,733 0.42
f
Casinos & Gaming
Bally's Corp. , Term Loan, B , 8.198% , ( 1-month USD
LIBOR + 3.25% ), 10/02/28 ..................... United States 3,605,239 3,481,490 0.83
Caesars Entertainment, Inc. , 2023 Incremental CME Term
Loan, B , 8.332% , ( 1-month SOFR + 3.25% ), 2/06/30 . United States 1,245,256 1,242,572 0.30
Fertitta Entertainment LLC , Initial CME Term Loan, B ,
8.982% , ( 1-month SOFR + 4% ), 1/27/29 .......... United States 2,038,003 1,987,063 0.48
Flutter Entertainment plc , Third Amendment CME Term
Loan, 2028 B , 8.41% , ( 3-month SOFR + 3.25% ),
7/22/28 ................................... Ireland 421,610 422,764 0.10
Penn National Gaming, Inc. , CME Term Loan, B , 7.657% ,
( 1-month SOFR + 2.75% ), 5/03/29 ............... United States 1,361,219 1,357,135 0.32
Raptor Acquisition Corp. , First Lien, Term Loan, B ,
8.947% , ( 3-month USD LIBOR + 4% ), 11/01/26 ..... United States 2,679,728 2,663,542 0.64
Scientific Games Holdings LP , First Lien, Initial Dollar
CME Term Loan , 8.421% , ( 3-month SOFR + 3.5% ),
4/04/29 ................................... United States 2,637,929 2,603,306 0.62
Scientific Games International, Inc. , Initial CME Term
Loan, B , 7.981% , ( 1-month SOFR + 3% ), 4/14/29 .... United States 1,694,174 1,692,353 0.41
15,450,225 3.70
a a a a a a
Commodity Chemicals
f
Cyanco Intermediate 2 Corp. , First Lien, Initial Term Loan ,
8.525% , ( 1-month USD LIBOR + 3.5% ), 3/16/25 ..... United States 2,496,551 2,459,103 0.59
Communications Equipment
f
CommScope, Inc. , Initial Term Loan , 8.275% , ( 1-month
USD LIBOR + 3.25% ), 4/06/26 .................. United States 1,022,366 949,778 0.23
f
Construction & Engineering
USIC Holdings, Inc. , First Lien, Initial Term Loan , 8.34% ,
( 1-month USD LIBOR + 3.5% ), 5/12/28 ........... United States 1,831,726 1,800,632 0.43
Zekelman Industries, Inc. , 2020 Term Loan , 7.018% ,
( 3-month USD LIBOR + 2% ), 1/24/27 ............. United States 890,193 882,284 0.21
2,682,916 0.64
a a a a a a
Construction Machinery & Heavy Transportation Equipment
f
ASP Blade Holdings, Inc. , Initial Term Loan , 9.159% ,
( 3-month USD LIBOR + 4% ), 10/13/28 ............ United States 2,536,573 2,165,244 0.52
Diversified Banks
f,i
Finastra Ltd. , First Lien, Dollar Term Loan , 8.611% ,
( 2-month USD LIBOR + 3.5%; 3-month USD LIBOR +
3.5% ), 6/13/24 .............................. United Kingdom 1,000,000 955,815 0.23
f
Diversified Chemicals
Ineos Quattro Holdings UK Ltd. , 2030 Dollar CME Term
Loan, B , 8.832% , ( 1-month SOFR + 3.75% ), 3/14/30 . United Kingdom 543,478 543,478 0.13
INEOS US Finance LLC , 2027-II Dollar CME Term Loan ,
8.657% , ( 1-month SOFR + 3.75% ), 11/08/27 ....... Luxembourg 520,000 520,000 0.12
LSF11 A5 Holdco LLC , CME Term Loan , 8.597% ,
( 1-month SOFR + 3.5% ), 10/15/28 ............... United States 1,807,848 1,754,968 0.42
Lummus Technology Holdings V LLC , 2021 Refinancing
Term Loan, B , 8.525% , ( 1-month USD LIBOR + 3.5% ),
6/30/27 ................................... United States 829,766 821,696 0.20

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Diversified Chemicals (continued)
SCIH Salt Holdings, Inc. , First Lien, Incremental Term
Loan, B1 , 9.025% , ( 1-month USD LIBOR + 4% ),
3/16/27 ................................... United States 1,870,086 $ 1,834,582 0.44
5,474,724 1.31
a a a a a a
Diversified Financial Services
f
Mercury Borrower, Inc. , First Lien, Initial Term Loan ,
8.563% , ( 1-month USD LIBOR + 3.5% ), 8/02/28 ..... United States 2,217,167 2,174,210 0.52
f
Diversified Support Services
Amentum Government Services Holdings LLC , First Lien,
CME Term Loan, 3 , 8.906% , ( 3-month SOFR + 4%;
3-month SOFR + 4% ), 2/15/29 .................. United States 4,192,617 4,035,394 0.97
CCI Buyer, Inc. , First Lien, Initial CME Term Loan ,
8.898% , ( 3-month SOFR + 4% ), 12/17/27 .......... United States 1,794,505 1,767,032 0.42
Indicor LLC , First Lien, Initial Dollar CME Term Loan ,
9.398% , ( 3-month SOFR + 4.5% ), 11/22/29 ........ United States 456,882 454,741 0.11
Spin Holdco, Inc. , Initial Term Loan , 8.986% , ( 3-month
USD LIBOR + 4% ), 3/04/28 .................... United States 3,206,076 2,654,775 0.64
8,911,942 2.14
a a a a a a
Drug Retail
f
GNC Holdings, Inc. , Second Lien, Term Loan , 11.01% ,
( 1-month USD LIBOR + 6% ), 10/07/26 ............ United States 4,869,402 4,528,544 1.08
f
Education Services
KUEHG Corp. , Term Loan, B3 , 8.909% , ( 3-month USD
LIBOR + 3.75% ), 2/21/25 ...................... United States 1,362,559 1,355,024 0.32
Learning Care Group (US) No. 2, Inc. , First Lien, Initial
Term Loan , 8.441% , ( 1-month USD LIBOR + 3.25%;
3-month USD LIBOR + 3.25% ), 3/13/25 ........... United States 1,419,911 1,408,815 0.34
2,763,839 0.66
a a a a a a
Environmental & Facilities Services
f
Madison IAQ LLC , Term Loan , 8.302% , ( 3-month USD
LIBOR + 3.25% ), 6/21/28 ...................... United States 2,366,430 2,282,398 0.55
Food Retail
f
Shearer's Foods LLC , First Lien, Refinancing CME Term
Loan , 8.597% , ( 1-month SOFR + 3.5% ), 9/23/27 .... United States 706,402 692,383 0.17
f
Health Care Equipment
Medline Borrower LP , Initial Dollar Term Loan , 8.275% ,
( 1-month USD LIBOR + 3.25% ), 10/23/28 ......... United States 2,365,102 2,298,915 0.55
US Radiology Specialists, Inc. (US Outpatient Imaging
Services, Inc.) , Closing Date Term Loan , 10.332% ,
( 1-month SOFR + 5.25% ), 12/15/27 .............. United States 615,011 570,167 0.14
2,869,082 0.69
a a a a a a
f
Health Care Facilities
ADMI Corp. ,
Amendment No. 4 Refinancing Term Loan, 8.4%,
(1-month USD LIBOR + 3.375%), 12/23/27 ........ United States 1,932,793 1,827,098 0.44
Amendment No. 5 Incremental Term Loan, 8.775%,
(1-month USD LIBOR + 3.75%), 12/23/27 ......... United States 381,877 362,148 0.09
Aveanna Healthcare LLC , First Lien, 2021 Extended Term
Loan , 8.703% , ( 3-month USD LIBOR + 3.75% ), 7/17/28 United States 1,264,483 1,095,953 0.26
Charlotte Buyer, Inc. , First Lien, Initial CME Term Loan, B ,
10.084% , ( 1-month SOFR + 5.25% ), 2/11/28 ....... United States 643,548 620,059 0.15

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Health Care Facilities (continued)
FINThrive Software Intermediate Holdings, Inc. ,
First Lien, Initial Term Loan, 9.025%, (1-month USD
LIBOR + 4%), 12/18/28 ....................... United States 964,029 $ 833,287 0.20
Second Lien, Initial Term Loan, 11.775%, (1-month
USD LIBOR + 6.75%), 12/17/29 ................. United States 357,038 255,506 0.06
Medical Solutions Holdings, Inc. , First Lien, Initial Term
Loan , 8.24% , ( 3-month SOFR + 3.25% ), 11/01/28 ... United States 2,870,612 2,770,858 0.66
Pacific Dental Services LLC , Term Loan , 8.51% , ( 1-month
USD LIBOR + 3.5% ), 5/05/28 ................... United States 732,544 731,017 0.18
Pathway Vet Alliance LLC , First Lien, 2021 Replacement
Term Loan , 8.775% , ( 1-month USD LIBOR + 3.75% ),
3/31/27 ................................... United States 1,212,120 1,128,029 0.27
Phoenix Newco, Inc. , First Lien, Initial Term Loan , 8.09% ,
( 1-month USD LIBOR + 3.25% ), 11/15/28 .......... United States 2,090,238 2,057,453 0.49
11,681,408 2.80
a a a a a a
f
Health Care Services
CNT Holdings I Corp. , First Lien, Initial CME Term Loan ,
8.459% , ( 3-month SOFR + 3.5% ), 11/08/27 ........ United States 2,021,086 2,004,513 0.48
eResearchTechnology, Inc. , First Lien, Initial CME Term
Loan , 9.34% , ( 1-month SOFR + 4.5% ), 2/04/27 ..... United States 1,067,942 1,013,210 0.24
MPH Acquisition Holdings LLC , Initial Term Loan , 9.203% ,
( 3-month USD LIBOR + 4.25% ), 9/01/28 .......... United States 1,922,725 1,656,754 0.40
National Mentor Holdings, Inc. ,
First Lien, Initial Term Loan, 8.815%, (1-month SOFR +
3.75%; 3-month SOFR + 3.75%), 3/02/28 .......... United States 3,120,716 2,402,951 0.57
First Lien, Initial Term Loan, C, 8.748%, (3-month
SOFR + 3.75%), 3/02/28 ...................... United States 100,015 77,012 0.02
Phoenix Guarantor, Inc. , First Lien, Term Loan, B3 ,
8.525% , ( 1-month USD LIBOR + 3.5% ), 3/05/26 ..... United States 1,598,087 1,578,111 0.38
Radiology Partners, Inc. , First Lien, CME Term Loan, B ,
9.347% , ( 1-month SOFR + 4.25% ), 7/09/25 ........ United States 2,002,299 1,485,035 0.36
U.S. Anesthesia Partners, Inc. , First Lien, Initial Term
Loan , 9.098% , ( 1-month USD LIBOR + 4.25% ),
10/01/28 .................................. United States 1,662,881 1,582,855 0.38
Waystar Technologies, Inc. , First Lien, Initial Term Loan ,
9.025% , ( 1-month USD LIBOR + 4% ), 10/22/26 ..... United States 4,837,256 4,833,483 1.16
16,633,924 3.99
a a a a a a
Health Care Technology
f
athenahealth Group, Inc. , Initial CME Term Loan , 8.464% ,
( 1-month SOFR + 3.5% ), 2/15/29 ................ United States 5,219,563 4,908,243 1.18
Heavy Electrical Equipment
f
AZZ, Inc. , Initial CME Term Loan , 9.332% , ( 1-month
SOFR + 4.25% ), 5/13/29 ...................... United States 607,358 607,738 0.15
f
Home Improvement Retail
Park River Holdings, Inc. , First Lien, Initial Term Loan ,
8.522% , ( 3-month USD LIBOR + 3.25% ), 12/28/27 ... United States 353,931 331,746 0.08
White Cap Supply Holdings LLC , Initial Closing Date
CME Term Loan , 8.732% , ( 1-month SOFR + 3.75% ),
10/19/27 .................................. United States 969,183 962,519 0.23
1,294,265 0.31
a a a a a a
f
Homefurnishing Retail
i
Evergreen AcqCo 1 LP , Initial CME Term Loan , 10.66% ,
( 3-month SOFR + 5.5% ), 4/26/28 ................ United States 1,569,671 1,548,088 0.37

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Homefurnishing Retail (continued)
Restoration Hardware, Inc. , 2022 Incremental CME Term
Loan , 8.332% , ( 1-month SOFR + 3.25% ), 10/20/28 .. United States 794,753 $ 741,703 0.18
2,289,791 0.55
a a a a a a
Hotels, Resorts & Cruise Lines
f
Hilton Grand Vacations Borrower LLC , Initial Term Loan ,
8.025% , ( 1-month USD LIBOR + 3% ), 8/02/28 ...... United States 3,095,309 3,086,193 0.74
Household Products
f
Energizer Holdings, Inc. , 2020 Term Loan , 7.329% ,
( 1-month SOFR + 2.25% ), 12/22/27 .............. United States 618,453 616,329 0.15
f
Housewares & Specialties
Astro One Acquisition Corp. , First Lien, Term Loan, B ,
10.663% , ( 3-month USD LIBOR + 5.5% ), 9/15/28 .... United States 1,370,530 912,259 0.22
Hunter Douglas Holding BV , CME Term Loan, B1 ,
8.373% , ( 3-month SOFR + 3.5% ), 2/26/29 ......... Netherlands 794,000 722,540 0.17
1,634,799 0.39
a a a a a a
f
Human Resource & Employment Services
CCRR Parent, Inc. , First Lien, Initial Term Loan , 8.78% ,
( 1-month USD LIBOR + 3.75% ), 3/06/28 .......... United States 2,371,013 2,293,955 0.55
CHG Healthcare Services, Inc. , First Lien, Initial Term
Loan , 8.275% , ( 1-month USD LIBOR + 3.25% ), 9/29/28 United States 1,830,120 1,821,656 0.44
4,115,611 0.99
a a a a a a
Independent Power Producers & Energy Traders
h
Talen Energy Supply LLC ,
CME Term Loan, B, TBD, 12/31/30 ............... United States 208,677 202,417 0.05
CME Term Loan, C, TBD, 12/31/30 .............. United States 169,101 164,027 0.04
366,444 0.09
a a a a a a
f
Industrial Machinery & Supplies & Components
i
Tiger Acquisition LLC , First Lien, Initial CME Term Loan ,
8.332% , ( 1-month SOFR + 3.25% ), 6/01/28 ........ United States 2,233,006 2,172,849 0.52
TK Elevator Midco GmbH , USD Term Loan, B1 , 8.602% ,
( 6-month USD LIBOR + 3.5% ), 7/30/27 ........... Germany 1,604,589 1,568,823 0.38
3,741,672 0.90
a a a a a a
f
Insurance Brokers
Alliant Holdings Intermediate LLC ,
New CME Term Loan, B5, 8.376%, (1-month SOFR +
3.5%), 11/05/27 ............................. United States 686,191 681,473 0.16
New Term Loan, B4, 8.51%, (1-month USD LIBOR +
3.5%), 11/05/27 ............................. United States 1,685,842 1,673,763 0.40
AssuredPartners, Inc. ,
2020 CME Term Loan, 8.482%, (1-month SOFR +
3.5%), 2/12/27 .............................. United States 389,267 383,105 0.09
2020 February Refinancing Term Loan, 8.525%,
(1-month USD LIBOR + 3.5%), 2/12/27 ........... United States 2,976,877 2,930,989 0.70
2022-2 CME Term Loan, 9.232%, (1-month SOFR +
4.25%), 2/12/27 ............................. United States 314,211 314,014 0.08
HUB International Ltd. , 2022 Incremental CME Term
Loan , 8.728% , ( 3-month SOFR + 4% ), 11/10/29 ..... United States 361,164 360,898 0.09
6,344,242 1.52
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
Integrated Telecommunication Services
f
Global Tel*Link Corp. ,
First Lien, CME Term Loan, 9.332%, (1-month SOFR +
4.25%), 11/29/25 ............................ United States 4,474,597 $ 3,935,900 0.94
Second Lien, CME Term Loan, 15.082%, (1-month
SOFR + 10%), 11/29/26 ....................... United States 2,479,737 1,869,102 0.45
5,805,002 1.39
a a a a a a
Interactive Home Entertainment
f
Playtika Holding Corp. , Term Loan, B1 , 7.775% , ( 1-month
USD LIBOR + 2.75% ), 3/13/28 .................. United States 1,732,323 1,722,579 0.41
f
Internet Services & Infrastructure
Arches Buyer, Inc. , Refinancing CME Term Loan , 8.332% ,
( 1-month SOFR + 3.25% ), 12/06/27 .............. United States 981,425 913,544 0.22
Barracuda Parent LLC , First Lien, Initial CME Term Loan ,
9.545% , ( 3-month SOFR + 4.5% ), 8/15/29 ......... United States 1,058,807 1,029,853 0.24
Go Daddy Operating Co. LLC (GD Finance Co., Inc.) ,
Amendment No. 6 CME Term Loan , 8.232% , ( 1-month
SOFR + 3.25% ), 11/09/29 ..................... United States 269,167 269,779 0.06
Hunter Holdco 3 Ltd. , First Lien, Initial Dollar Term Loan ,
9.409% , ( 3-month USD LIBOR + 4.25% ), 8/19/28 .... United Kingdom 872,334 869,063 0.21
Thrasio LLC , Initial Term Loan , 12.159% , ( 3-month USD
LIBOR + 7% ), 12/18/26 ....................... United States 884,171 780,281 0.19
3,862,520 0.92
a a a a a a
f
Investment Banking & Brokerage
Citadel Securities LP ,
2021 CME Term Loan, 7.597%, (1-month SOFR +
2.5%), 2/02/28 .............................. United States 1,768,949 1,759,547 0.42
CME Term Loan, B1, 8.097%, (1-month SOFR + 3%),
2/02/28 ................................... United States 477,600 477,003 0.12
Deerfield Dakota Holding LLC , First Lien, Initial Dollar
CME Term Loan , 8.557% , ( 1-month SOFR + 3.75% ),
4/09/27 ................................... United States 980,882 949,999 0.23
Jane Street Group LLC , Dollar Term Loan , 7.775% ,
( 1-month USD LIBOR + 2.75% ), 1/26/28 .......... United States 1,319,612 1,316,419 0.31
Osmosis Buyer Ltd. , 2022 Refinancing CME Term Loan,
B , 8.584% , ( 1-month SOFR + 3.75% ), 7/31/28 ...... United Kingdom 1,828,958 1,783,700 0.43
6,286,668 1.51
a a a a a a
f
IT Consulting & Other Services
Aptean Acquiror, Inc. , First Lien, Initial CME Term Loan ,
9.157% , ( 1-month SOFR + 4.25% ), 4/23/26 ........ United States 1,290,752 1,248,674 0.30
Aventiv Technologies LLC ,
First Lien, Initial Term Loan, 9.659%, (3-month USD
LIBOR + 4.5%), 11/01/24 ...................... United States 4,352,408 3,136,215 0.75
Second Lien, Initial Term Loan, 13.275%, (1-month
USD LIBOR + 8.25%), 11/01/25 ................. United States 125,000 69,062 0.02
Gainwell Acquisition Corp. , First Lien, Term Loan, B ,
8.998% , ( 3-month SOFR + 4% ), 10/01/27 .......... United States 3,925,353 3,792,892 0.91
Peraton Corp. , First Lien, Term Loan, B , 8.832% ,
( 1-month SOFR + 3.75% ), 2/01/28 ............... United States 4,707,202 4,620,401 1.11
Sitel Worldwide Corp. , Initial Dollar Term Loan , 8.6% ,
( 1-month USD LIBOR + 3.75% ), 8/28/28 .......... France 1,500,318 1,497,355 0.36
14,364,599 3.45
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
Leisure Facilities
f,g
24 Hour Fitness Worldwide, Inc. , Tranche 1 Term Loan ,
10.143% , PIK, ( 3-month USD LIBOR + 5% ), 12/29/25 United States 8,293,765 $ 706,532 0.17
f
Leisure Products
Hercules Achievement, Inc. (Varsity Brands Holding Co.,
Inc.) , First Lien, Initial Term Loan , 8.07% , ( 1-month
SOFR + 3.5% ), 12/16/24 ...................... United States 492,593 467,143 0.11
Motion Acquisition Ltd. ,
Term Loan, B1, 8.409%, (3-month USD LIBOR +
3.25%), 11/12/26 ............................ United Kingdom 577,465 570,562 0.14
Term Loan, B2, 8.409%, (3-month USD LIBOR +
3.25%), 11/12/26 ............................ United Kingdom 82,324 81,340 0.02
1,119,045 0.27
a a a a a a
Life Sciences Tools & Services
f
ICON plc ,
CME Term Loan, 7.41%, (3-month SOFR + 2.25%),
7/03/28 ................................... United States 1,622,786 1,624,125 0.39
U.S. CME Term Loan, 7.41%, (3-month SOFR +
2.25%), 7/03/28 ............................. United States 404,318 404,652 0.10
2,028,777 0.49
a a a a a a
Metal, Glass & Plastic Containers
f
Mauser Packaging Solutions Holding Co. , Initial CME
Term Loan , 8.803% , ( 1-month SOFR + 4% ), 8/14/26 . United States 3,000,000 2,995,080 0.72
f
Movies & Entertainment
AMC Entertainment Holdings, Inc. , Term Loan, B1 ,
7.946% , ( 1-month USD LIBOR + 3% ), 4/22/26 ...... United States 636,735 489,815 0.12
Banijay Entertainment SAS , USD Term Loan, B , 8.598% ,
( 1-month USD LIBOR + 3.75% ), 3/01/25 .......... France 692,754 690,589 0.17
William Morris Endeavor Entertainment LLC (IMG
Worldwide Holdings LLC) , First Lien, Term Loan, B1 ,
7.78% , ( 1-month USD LIBOR + 2.75% ), 5/18/25 ..... United States 563,223 562,519 0.13
1,742,923 0.42
a a a a a a
Multi-line Insurance
f
Acrisure LLC ,
First Lien, 2020 Term Loan, 8.525%, (1-month USD
LIBOR + 3.5%), 2/15/27 ....................... United States 2,156,771 2,067,265 0.49
First Lien, 2021-1 Additional Term Loan, 8.775%,
(1-month USD LIBOR + 3.75%), 2/15/27 .......... United States 770,870 740,517 0.18
First Lien, 2021-2 Additional Term Loan, 9.275%,
(1-month USD LIBOR + 4.25%), 2/15/27 .......... United States 759,615 737,776 0.18
3,545,558 0.85
a a a a a a
Multi-Sector Holdings
f,i
Belfor Holdings, Inc. , First Lien, CME Term Loan, B2 ,
9.232% , ( 1-month SOFR + 4.25% ), 4/06/26 ........ United States 207,547 207,547 0.05
Office Services & Supplies
f
Pitney Bowes, Inc. , Refinancing CME Term Loan, B ,
9.097% , ( 1-month SOFR + 4% ), 3/17/28 .......... United States 4,519,108 4,341,191 1.04
f
Other Specialty Retail
Great Outdoors Group LLC , Term Loan, B2 , 8.775% ,
( 1-month USD LIBOR + 3.75% ), 3/06/28 .......... United States 1,417,777 1,408,923 0.34
Michaels Cos., Inc. (The) , Term Loan, B , 9.409% ,
( 3-month USD LIBOR + 4.25% ), 4/15/28 .......... United States 1,475,078 1,356,076 0.33

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Other Specialty Retail (continued)
Petco Health & Wellness Co., Inc. , First Lien, Initial CME
Term Loan , 8.41% , ( 3-month SOFR + 3.25% ), 3/03/28 United States 1,645,130 $ 1,624,467 0.39
PetSmart LLC , Initial CME Term Loan , 8.832% , ( 1-month
SOFR + 3.75% ), 2/11/28 ...................... United States 1,976,276 1,970,101 0.47
Staples, Inc. , 2019 Refinancing New Term Loan, B1 ,
9.814% , ( 3-month USD LIBOR + 5% ), 4/16/26 ...... United States 1,110,237 1,005,564 0.24
Woof Holdings, Inc. , First Lien, Initial Term Loan , 8.76% ,
( 1-month USD LIBOR + 3.75% ), 12/21/27 ......... United States 2,422,763 2,350,080 0.56
9,715,211 2.33
a a a a a a
Packaged Foods & Meats
f
Primary Products Finance LLC , CME Term Loan, B ,
9.04% , ( 3-month SOFR + 4% ), 4/01/29 ........... United States 684,483 677,960 0.16
f
Paper & Plastic Packaging Products & Materials
Charter Next Generation, Inc. , First Lien, 2021 Initial Term
Loan , 8.672% , ( 1-month SOFR + 3.75% ), 12/01/27 .. United States 1,905,358 1,883,475 0.45
Kleopatra Finco SARL , USD CME Term Loan, B ,
10.129% , ( 6-month SOFR + 4.75% ), 2/12/26 ....... Luxembourg 1,719,416 1,588,311 0.38
Pactiv Evergreen, Inc. , U.S. CME Term Loan, B3 ,
8.347% , ( 1-month SOFR + 3.25% ), 9/24/28 ........ United States 574,482 569,564 0.14
4,041,350 0.97
a a a a a a
f
Passenger Airlines
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) ,
Initial Term Loan , 10% , ( 3-month USD LIBOR + 4.75% ),
4/20/28 ................................... United States 1,513,781 1,526,179 0.37
Air Canada , Term Loan , 8.369% , ( 3-month USD LIBOR +
3.5% ), 8/11/28 .............................. Canada 2,473,556 2,472,406 0.59
Kestrel Bidco, Inc. , Term Loan , 8.064% , ( 1-month SOFR
+ 3% ), 12/11/26 ............................. Canada 3,358,907 3,187,704 0.77
United AirLines, Inc. , Term Loan, B , 8.77% , ( 1-month
USD LIBOR + 3.75% ), 4/21/28 .................. United States 3,351,667 3,346,422 0.80
10,532,711 2.53
a a a a a a
Passenger Ground Transportation
f
Avis Budget Car Rental LLC ,
CME Term Loan, C, 8.582%, (1-month SOFR + 3.5%),
3/16/29 ................................... United States 1,386,000 1,389,029 0.33
New CME Term Loan, B, 6.847%, (1-month SOFR +
1.75%), 8/06/27 ............................. United States 382,312 379,724 0.09
1,768,753 0.42
a a a a a a
f
Personal Care Products
Conair Holdings LLC , First Lien, Initial Term Loan ,
8.909% , ( 3-month USD LIBOR + 3.75% ), 5/17/28 .... United States 3,767,298 3,533,424 0.85
Sunshine Luxembourg VII SARL , Term Loan, B3 , 8.909% ,
( 3-month USD LIBOR + 3.75% ), 10/01/26 ......... Luxembourg 3,015,649 2,986,638 0.71
6,520,062 1.56
a a a a a a
f
Pharmaceuticals
Bausch Health Cos., Inc. , Second Amendment CME Term
Loan , 10.24% , ( 1-month SOFR + 5.25% ), 2/01/27 ... United States 623,264 505,056 0.12
Grifols Worldwide Operations Ltd. , Dollar Tranche
Term Loan, B , 7.025% , ( 1-month USD LIBOR + 2% ),
11/15/27 .................................. Spain 800,000 780,000 0.19
Jazz Pharmaceuticals plc , Initial Dollar Term Loan ,
8.525% , ( 1-month USD LIBOR + 3.5% ), 5/05/28 ..... United States 3,010,842 3,010,300 0.72

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Pharmaceuticals (continued)
Organon & Co. , Dollar Term Loan , 8% , ( 3-month USD
LIBOR + 3% ), 6/02/28 ........................ United States 1,878,239 $ 1,877,854 0.45
Perrigo Co. plc , Initial CME Term Loan, B , 7.332% ,
( 1-month SOFR + 2.25% ), 4/20/29 ............... United States 1,220,900 1,216,834 0.29
PetVet Care Centers LLC , First Lien, 2021 First Lien
Replacement Term Loan , 8.525% , ( 1-month USD
LIBOR + 3.5% ), 2/14/25 ....................... United States 1,953,566 1,884,781 0.45
9,274,825 2.22
a a a a a a
Property & Casualty Insurance
f
Asurion LLC ,
New CME Term Loan, B10, 8.907%, (3-month SOFR +
4%), 8/19/28 ............................... United States 897,744 836,985 0.20
New CME Term Loan, B11, 9.332%, (1-month SOFR +
4.25%), 8/19/28 ............................. United States 344,828 321,724 0.08
New Term Loan, B8, 8.275%, (1-month USD LIBOR +
3.25%), 12/23/26 ............................ United States 981,784 919,808 0.22
Second Lien, New Term Loan, B3, 10.275%, (1-month
USD LIBOR + 5.25%), 1/31/28 .................. United States 2,652,263 2,229,015 0.53
Second Lien, New Term Loan, B4, 10.275%, (1-month
USD LIBOR + 5.25%), 1/20/29 .................. United States 2,248,036 1,873,131 0.45
6,180,663 1.48
a a a a a a
f
Publishing
Cengage Learning, Inc. , First Lien, Term Loan, B , 9.88% ,
( 3-month USD LIBOR + 4.75% ), 7/14/26 .......... United States 3,880,472 3,795,315 0.91
i
McGraw-Hill Education, Inc. , Initial Term Loan , 9.823% ,
( 3-month USD LIBOR + 4.75%; 6-month USD LIBOR +
4.75% ), 7/28/28 ............................. United States 2,571,794 2,484,726 0.60
6,280,041 1.51
a a a a a a
Research & Consulting Services
f
Dun & Bradstreet Corp. (The) , Initial Term Loan , 8.268% ,
( 1-month USD LIBOR + 3.25% ), 2/06/26 .......... United States 1,309,347 1,309,144 0.31
f
Restaurants
Flynn Restaurant Group LP , First Lien, 2021 CME Term
Loan , 9.347% , ( 1-month SOFR + 4.25% ), 11/22/28 .. United States 2,040,646 1,986,569 0.48
IRB Holding Corp. , 2022 Replacement CME Term Loan,
B , 8.082% , ( 1-month SOFR + 3% ), 12/15/27 ....... United States 1,421,091 1,400,314 0.33
Whatabrands LLC , Initial Term Loan, B , 8.275% , ( 1-month
USD LIBOR + 3.25% ), 8/03/28 .................. United States 1,585,766 1,569,909 0.38
4,956,792 1.19
a a a a a a
f
Security & Alarm Services
Allied Universal Holdco LLC , Initial U.S. Dollar CME Term
Loan , 8.832% , ( 1-month SOFR + 3.75% ), 5/12/28 ... United States 1,482,055 1,431,835 0.34
APX Group, Inc. , Initial Term Loan , 8.25% , ( 3-month
USD LIBOR + 2.25%; 3-month USD LIBOR + 3.25% ),
7/10/28 ................................... United States 1,208,920 1,209,905 0.29
Prime Security Services Borrower LLC , First Lien, 2021
Refinancing Term Loan, B1 , 7.608% , ( 1-month USD
LIBOR + 2.75% ), 9/23/26 ...................... United States 2,309,715 2,308,630 0.55
4,950,370 1.18
a a a a a a
Semiconductor Materials & Equipment
f
MKS Instruments, Inc. , Initial Dollar CME Term Loan, B ,
7.814% , ( 1-month SOFR + 2.75% ), 8/17/29 ........ United States 497,500 496,433 0.12

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Soft Drinks & Non-alcoholic Beverages
Naked Juice LLC , First Lien, Initial CME Term Loan ,
8.248% , ( 3-month SOFR + 3.25% ), 1/24/29 ........ United States 721,383 $ 645,389 0.15
i
Triton Water Holdings, Inc. , First Lien, Initial Term Loan ,
8.659% , ( 3-month USD LIBOR + 3.5% ), 3/31/28 ..... United States 1,558,515 1,480,979 0.36
2,126,368 0.51
a a a a a a
f
Specialized Consumer Services
Pre-Paid Legal Services, Inc. , First Lien, Initial Term
Loan , 8.775% , ( 1-month USD LIBOR + 3.75% ),
12/15/28 .................................. United States 569,680 561,795 0.13
Sedgwick Claims Management Services, Inc. , 2023 CME
Term Loan , 8.732% , ( 1-month SOFR + 3.75% ), 2/24/28 United States 2,783,467 2,757,178 0.66
WW International, Inc. , Initial Term Loan , 8.53% , ( 1-month
USD LIBOR + 3.5% ), 4/13/28 ................... United States 760,362 521,798 0.13
3,840,771 0.92
a a a a a a
f
Specialized Finance
Red Planet Borrower LLC , Initial CME Term Loan ,
8.832% , ( 1-month SOFR + 3.75% ), 10/02/28 ....... United States 1,405,584 959,311 0.23
Verscend Holding Corp. , Term Loan, B1 , 9.025% ,
( 1-month USD LIBOR + 4% ), 8/27/25 ............. United States 2,728,838 2,729,698 0.66
3,689,009 0.89
a a a a a a
f
Specialty Chemicals
i
ASP Unifrax Holdings, Inc. , First Lien, USD CME Term
Loan , 8.909% , ( 3-month SOFR + 3.75% ), 12/12/25 .. United States 3,405,101 3,150,314 0.76
CPC Acquisition Corp. , First Lien, Initial Term Loan ,
8.91% , ( 3-month SOFR + 3.75% ), 12/29/27 ........ United States 1,033,845 793,476 0.19
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 9.454%, (3-month
SOFR + 4.5%), 3/15/29 ....................... United States 2,580,500 2,320,837 0.55
Second Lien, Initial CME Term Loan, 12.502%,
(1-month SOFR + 7.438%), 3/15/30 .............. United States 837,209 696,278 0.17
INEOS Styrolution Group GmbH , 2026 Dollar Term Loan,
B , 7.847% , ( 1-month SOFR + 2.75% ), 1/29/26 ...... United Kingdom 1,336,542 1,332,867 0.32
PMHC II, Inc. , Initial CME Term Loan, B , 9.304% ,
( 3-month SOFR + 4.25% ), 4/23/29 ............... United States 4,925,250 4,331,856 1.04
Sparta U.S. Holdco LLC , First Lien, Initial Term Loan ,
8.098% , ( 1-month USD LIBOR + 3.25% ), 8/02/28 .... United States 1,011 1,000 0.00
†
12,626,628 3.03
a a a a a a
f
Systems Software
Atlas Purchaser, Inc. , First Lien, Initial Term Loan ,
10.385% , ( 3-month USD LIBOR + 5.25% ), 5/08/28 ... United States 630,922 445,851 0.11
DCert Buyer, Inc. ,
First Lien, Initial CME Term Loan, 8.696%, (6-month
SOFR + 4%), 10/16/26 ........................ United States 4,333,957 4,301,236 1.03
Second Lien, First Amendment Refinancing Term Loan,
11.696%, (3-month USD LIBOR + 7%), 2/19/29 ..... United States 2,050,664 1,903,908 0.46
Hyland Software, Inc. ,
First Lien, 2018 Refinancing Term Loan, 8.525%,
(1-month USD LIBOR + 3.5%), 7/01/24 ........... United States 1,711,281 1,702,545 0.41
Second Lien, 2021 Refinancing Term Loan, 11.275%,
(1-month USD LIBOR + 6.25%), 7/07/25 .......... United States 980,303 944,414 0.22
Idera, Inc. , First Lien, CME Term Loan, B1 , 8.653% ,
( 1-month SOFR + 3.75% ), 3/02/28 ............... United States 1,385,220 1,340,893 0.32

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
f
Systems Software (continued)
Ivanti Software, Inc. ,
First Lien, 2021 Specified Refinancing Term Loan,
9.212%, (3-month USD LIBOR + 4.25%), 12/01/27 ... United States 1,716,241 $ 1,387,547 0.33
First Lien, First Amendment Term Loan, 8.984%,
(3-month USD LIBOR + 4%), 12/01/27 ............ United States 92,393 74,073 0.02
McAfee Corp. , CME Term Loan, B1 , 8.653% , ( 1-month
SOFR + 3.75% ), 3/01/29 ...................... United States 2,746,183 2,596,132 0.62
Quest Software US Holdings, Inc. , First Lien, Initial CME
Term Loan , 9.076% , ( 3-month SOFR + 4.25% ), 2/01/29 United States 1,786,500 1,537,408 0.37
Sovos Compliance LLC , First Lien, Initial Term Loan ,
9.525% , ( 1-month USD LIBOR + 4.5% ), 8/11/28 ..... United States 818,623 794,973 0.19
Vision Solutions, Inc. (Precisely Software, Inc.) , First Lien,
Third Amendment Term Loan , 9.255% , ( 3-month USD
LIBOR + 4% ), 4/24/28 ........................ United States 858,007 765,462 0.18
17,794,442 4.26
a a a a a a
Technology Hardware, Storage & Peripherals
f
Magenta Buyer LLC , First Lien, Initial Term Loan , 9.58% ,
( 3-month USD LIBOR + 4.75% ), 7/27/28 .......... United States 2,376,660 2,011,249 0.48
Total Senior Floating Rate Interests (Cost $364,032,852) ..................
342,976,890 82.24
Shares/Units
Escrows and Litigation Trusts
a,c
Millennium Corporate Claim Trust, Escrow Account .... United States 6,589,709 — 0.00
a,c
Millennium Lender Claim Trust, Escrow Account ...... United States 6,589,709 — 0.00
Total Escrows and Litigation Trusts (Cost $–) ............................
— 0.00
Total Long Term Investments (Cost $424,139,508) ........................
398,484,695 95.55
a
Short Term Investments
a a
Principal
Amount
*
a Value
% of Net
Assets
aa aa aa aa aa aa
Repurchase Agreements
j
Joint Repurchase Agreement, 4.693%, 5/01/23 (Maturity Value
$19,847,276)
BNP Paribas Securities Corp. (Maturity Value $10,008,584)
Deutsche Bank Securities, Inc. (Maturity Value $3,833,700)
HSBC Securities (USA), Inc. (Maturity Value $6,004,992)
Collateralized by U.S. Government and Agency Securities, 2% - 5.5%,
9/6/24 - 10/15/57; U.S. Treasury Bonds, Index Linked, 2% - 2.38%,
1/15/25 - 1/15/26; and U.S. Treasury Notes, 0.38%, 7/31/27 (valued at
$20,247,265) ............................................. 19,839,517 19,839,517 4.76
Total Repurchase Agreements (Cost $19,839,517) ........................
19,839,517 4.76
a a a
Total Short Term Investments (Cost $19,839,517 ) .........................
19,839,517 4.76
a
Total Investments (Cost $443,979,025) ..................................
$418,324,212 100.31
Other Assets, less Liabilities ...........................................
(1,272,881) (0.31)
Net Assets ...........................................................
$417,051,331 100.00

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 32 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3 regarding holdings of 5% voting securities.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
See Note 5 regarding investments in affiliated management investment companies.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2023, the aggregate value of these securities was $20,067,875, representing 4.8% of net assets.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
Income may be received in additional securities and/or cash.
h
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
i
A portion or all of the security purchased on a delayed delivery basis.
j
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2023, all repurchase agreements had been entered into on April 28, 2023.

Franklin Floating Rate Master Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S.Generally
Accepted Accounting Principles (U.S.GAAP), including, but not limited to, ASC 946. The shares are exempt from registration under the Securities Act of 1933.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.
The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time or the regularly scheduled close of the
New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Board has designated the Funds’ investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Floating Rate Master Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
3. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended April 30, 2023, investments in “affiliated companies” were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Onsite Rental Group
Operations Pty Ltd .. $ — $ —
a
$ — $ — $ 774,027 $ 774,027 7,733,610 $ —
Quarternorth Energy
Holding Inc ....... 36,551,896 14,454,81 9
a
(6,950,000) 1,074 , 999 10,891,03 3 56,022,747 401,118 2,795,939
Quarternorth Energy
Holding, Inc., 2/01/49 13,240,254 —
a
(14,454,819)
a
— 1,214,565 —
b
— —
Interest
QuarterNorth Energy
Holding Inc.-Initial New
Loan ........... 14,847,707 — (14,153,940) 14,153,940 (14,847,707) —
b
— 384,338
c
Total Affiliated Securities
(Value is 13.9% of Net
Assets) .......... $64,639,857 $14,454,819 $(35,558,759) $ 15,228,9 39 $ (1,968,08 2 ) $56,796,774 $3,180,277
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Onsite Rental Group
Operations Pty Ltd .. $ — $ —
a
$ — $ — $ 588,414 $ 588,414 5,879,078 $ —
Quarternorth Energy
Holding Inc ....... 12,337,607 —
a
— — 3,274,175 15,611,782 111,779 692,784
Total Affiliated Securities
(Value is 3.9% of Net
Assets) .......... $12,337,607 $— $— $ — $ 3,862,589 $16,200,196 $692,784
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of April 30, 2023, no longer held by the fund.
c
Includes non-cash dividend/interest received.

Franklin Floating Rate Master Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedules of Investments.
At April 30, 2023, unfunded commitments were as follows:
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April
30, 2023, investments in affiliated management investment companies were as follows:
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
Borrower Unfunded Commitment
Franklin Floating Rate Income Fund
athenahealth Group, Inc. $ 107,498
$ 107,498
Borrower Unfunded Commitment
Franklin Floating Rate Master Series
athenahealth Group, Inc. $ 641,211
$ 641,211
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $ 17,187,861 $ 271,149,339 $ (270,294,868) $ — $ — $ 18,042,332 18,042,332 $ 794,595
Total Affiliated Securities ... $17,187,861 $271,149,339 $(270,294,868) $— $— $18,042,332 $794,595
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $ 3,541,365 $ — $ (3,615,239) $ (862,940) $ 936,814 $ — — $ 144,845
Franklin Senior Loan ETF .... 13,667,837 — (5,496,606) (389,713) 392,740 8,174,258 345,051 537,972
Total Affiliated Securities ... $17,209,202 $— $(9,111,845) $(1,252,653) $1,329,554 $8,174,258 $682,817

Franklin Floating Rate Master Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2023, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks :
Ground Transportation .................. $ — $ — $ 774,027 $ 774,027
Hotels, Restaurants & Leisure ............. — 18,936 — 18,936
Machinery ............................ — 2,125,487 — 2,125,487
Oil, Gas & Consumable Fuels ............. — 56,022,747 — 56,022,747
Preferred Stocks ......................... — 4,172 — 4,172
Warrants ............................... — — 9,426 9,426
Senior Floating Rate Interests ............... — 325,135,708 — 325,135,708
Short Term Investments ................... 18,042,332 — — 18,042,332
Total Investments in Securities ........... $18,042,332 $383,307,050 $783,453 $402,132,835
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 6,412 $ — $ 6,412
Total Other Financial Instruments ......... $— $6,412 $— $6,412
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks :
Industrial Machinery & Supplies & Components $ — $ 7,845,194 $ — $ 7,845,194
Leisure Facilities ....................... — 22,362 — 22,362
Oil & Gas Exploration & Production ......... — 15,611,782 — 15,611,782
Passenger Ground Transportation .......... — — 588,414 588,414
Management Investment Companies ......... 10,627,053 — — 10,627,053
Preferred Stocks ........................ — 4,926 — 4,926
Warrants .............................. — — 1,082 1,082
Corporate Bonds :
Broadcasting ......................... — 394,384 — 394,384
Cable & Satellite ....................... — 2,312,785 — 2,312,785
Cargo Ground Transportation ............. — 433,889 — 433,889
Casinos & Gaming ..................... — 864,031 — 864,031
Communications Equipment .............. — 559,687 — 559,687
Construction Materials .................. — 698,724 — 698,724
Diversified Chemicals ................... — 991,458 — 991,458
Environmental & Facilities Services ......... — 819,055 — 819,055
Health Care Services ................... — 346,749 — 346,749
Independent Power Producers & Energy
Traders ............................ — 1,679,225 — 1,679,225
Integrated Telecommunication Services ...... — 1,544,041 — 1,544,041
Investment Banking & Brokerage .......... — 716,771 — 716,771
6. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At April 30, 2023, the reconciliations are as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Metal, Glass & Plastic Containers .......... $ — $ 849,217 $ — $ 849,217
Movies & Entertainment ................. — 488,120 — 488,120
Multi-line Insurance ..................... — 443,624 — 443,624
Office Services & Supplies ............... — 309,772 — 309,772
Oil & Gas Equipment & Services ........... — 241,357 — 241,357
Oil & Gas Storage & Transportation ......... — 429,345 — 429,345
Other Specialty Retail ................... — 227,558 — 227,558
Paper & Plastic Packaging Products & Materials — 1,051,587 — 1,051,587
Passenger Airlines ..................... — 3,807,589 — 3,807,589
Passenger Ground Transportation .......... — — — —
Specialized Consumer Services ........... — 766,920 — 766,920
Specialty Chemicals .................... — 532,290 — 532,290
Wireless Telecommunication Services ....... — 298,814 — 298,814
Senior Floating Rate Interests ............... — 342,976,890 — 342,976,890
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... — 19,839,517 — 19,839,517
Total Investments in Securities ........... $10,627,053 $407,107,663 $589,496 $418,324,212
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... — 33,490 — 33,490
Total Other Financial Instruments ......... $— $33,490 $— $33,490
a
Includes securities determined to have no value at April 30, 2023.
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks :
Ground Transportation . $ —
b
$ — $ — $ — $ — $ — $ — $ 774,027 $ 774,027 $ 774,027
Warrants :
Machinery ......... 33,671 — — — — — — (24,245) 9,426 (24,245)
Corporate Bonds :
Ground Transportation . 12,701,843 — (16,471,132) — — 1,075,979 (1,847,728) 4,541,038 — —
Senior Floating Rate
Interests :
Household Products .. 1,717,329 — (477,266) — — — (12,953,735) 11,713,672 — —
Total Investments in
Securities ............ $14,452,843 $— $(16,948,398) $— $— $1,075,979 $(14,801,463) $17,004,492 $783,453 $749,782
6. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Includes financial instruments determined to have no value.
Abbreviations
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks
Passenger Ground
Transportation .... $ —
b
$ — $ — $ — $ — $ — $ — $ 588,414 $ 588,414 $ 588,414
Warrants
Industrial Machinery
& Supplies &
Components ..... 3,866 — — — — — — (2,784) 1,082 (2,784)
Corporate Bonds
Passenger Ground
Transportation .... 9,656,220 — (12,265,481) — — 750,962 (1,722,959) 3,581,258 — —
Senior Floating Rate
Interests
Household Products .. 1,118,494 — (310,842) — — — (8,589,137) 7,781,485 — —
Escrows and Litigation
Trusts ........... —
b
— — — — — — — —
b
—
Total Investments in Securities . $10,778,580 $— $(12,576,323) $— $— $ 750,962 $ (10,312,096) $ 11,948,373 $589,496 $ 585,630
Cu r rency
USD
United States Dollar
Selected Portfolio
CME
Chicago Mercantile Exchange
ETF
Exchange-Traded Fund
FRN
Floating Rate Note
LIBOR
London Interbank Offered Rate
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
TBD
To Be Determined
6. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.